Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and was allocated to assets acquired and liabilities assumed as follows:

		Amortization period

Cash acquired	$11,183
Intangible assets:
Contract backlog	20	0.1 year
Customer base	680	5 years
Trade name & domain name	1,670	Indefinite life
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)

Total	$13,139

Acquisition, Pro Forma Information

The following pro forma information summarizes the results of operations for the Group as if the acquisition had occurred as of January 1, 2010. The following pro forma financial information is not necessarily indicative of the result that would have occurred had the acquisition been completion at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2010

Total revenue	$273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$27,591

Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$0.04
- Diluted	$0.03